UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2015 (unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 59.7%
Consumer Discretionary - 8.6%
Cato, Class A	12,500	$495,000
DIRECTV *	7,500	638,250
McDonald's	2,000	194,880
Walt Disney	7,000	734,230
Winnebago Industries	13,000	276,380
		2,338,740
Consumer Staples - 3.5%
ConAgra Foods	15,000	547,950
Procter & Gamble Co.	5,000	409,700
		957,650
Energy - 4.6%
Chesapeake Energy	20,000	283,200
Chevron	4,418	463,802
ConocoPhillips	8,000	498,080
		1,245,082
Financials - 11.3%
Berkshire Hathaway, Class A *	2	435,000
Berkshire Hathaway, Class B *	1,900	274,208
Leucadia National	14,400	320,976
Plum Creek Timber - REIT	8,000	347,600
Symetra	22,500	527,850
Texas Pacific Land Trust	6,000	869,100
The St. Joe Company *	17,000	315,520
		3,090,254
Health Care - 6.0%
Johnson & Johnson	4,000	402,400
Pfizer	20,000	695,800
Thermo Fisher Scientific	4,000	537,360
		1,635,560
Industrials - 13.2%
Boeing	4,500	675,360
Chicago Bridge & Iron	16,000	788,160
Costamare	22,125	389,621
GenCorp *	22,000	510,180
Kansas City Southern	4,600	469,568
Lincoln Electric Holdings	11,600	758,524
		3,591,413
Information Technology - 2.1%
Microsoft	14,000	569,170
Materials - 8.3%
Cemex SAB de CV *	39,250	371,697
Compass Minerals International	6,000	559,260
Constellium, Class A *	29,000	589,280
Vulcan Materials	9,000	758,700
		2,278,937
Telecommunication Services - 2.1%
Verizon Communications	11,700	568,971

Total Common Stocks
(Cost $9,995,776)		16,275,777

CORPORATE BONDS - 20.1%	Par
Consumer Discretionary - 2.0%
McDonald's
1.875%, 05/29/2019	$250,000	252,931
Walt Disney
5.875%, 12/15/2017	250,000	281,435
		534,366
Consumer Staples - 5.9%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	280,685
Campbell Soup
2.500%, 08/02/2022	300,000	293,211
Coca-Cola
7.125%, 08/01/2017	150,000	169,825
Procter & Gamble
1.800%, 11/15/2015	275,000	277,486
Wal-Mart Stores
3.625%, 07/08/2020	300,000	326,911
William Wrigley Jr. Company
4.650%, 07/15/2015	250,000	252,826
		1,600,944
Energy - 1.9%
ConocoPhillips
6.650%, 07/15/2018	250,000	290,477
Murphy Oil
3.700%, 12/01/2022	250,000	231,423
		521,900
Financials - 3.8%
Berkshire Hathaway
1.900%, 01/31/2017	265,000	270,382
JPMorgan Chase
3.500%, 03/28/2027	250,000	252,649
Morgan Stanley
5.000%, 10/15/2030	500,000	510,097
		1,033,128
Health Care - 3.3%
Pfizer
4.650%, 03/01/2018	250,000	274,803
Stryker
4.375%, 01/15/2020	200,000	220,198
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	151,075
Wyeth
5.500%, 02/15/2016	250,000	260,664
		906,740
Industrials - 0.9%
United Parcel Service
2.450%, 10/01/2022	250,000	252,149
Information Technology - 1.4%
Corning
7.530%, 03/01/2023	110,000	133,969

Intel
2.700%, 12/15/2022	250,000	252,525
		386,494
Telecommunication Services - 0.9%
Qwest
7.125%, 11/15/2043	250,000	257,369
Total Corporate Bonds
(Cost $5,317,164)		5,493,090

MUNICIPAL BONDS - 5.3%
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	200,000	205,992
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020	190,000	189,002
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	202,580
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	359,146
Omaha, Nebraska Special Tax, Build America Bonds
4.130%, 10/15/2016	220,000	227,592
Ralston, Nebraska
Series A
4.350%, 09/15/2024	260,000	270,145
Total Municipal Bonds
(Cost $1,428,056)		1,454,457

U.S. GOVERNMENT SECURITIES - 4.0%
Federal National Mortgage Association
3.000%, 05/21/2027	250,000	250,934
2.250%, 07/30/2027	250,000	250,369
U.S. Treasury Notes #
2.125%, 01/15/2019	272,133	299,665
1.125%, 01/15/2021	267,090	287,038
Total U.S. Government Securities
(Cost $1,034,028)		1,088,006
	Shares
EXCHANGE-TRADED FUND - 0.7%
SPDR Gold Trust *
(Cost $125,676)	1,575	179,015

SHORT-TERM INVESTMENT - 7.0%
First American Government Obligations - Class Z
0.01% ^
(Cost 1,913,055)	1,913,055	1,913,055

Total Investments - 96.8%
Cost ($19,813,755)		26,403,400
Other Assets and Liabilities, Net - 3.2%		858,281
Total Net Assets - 100.0%		$27,261,681

*	Non-income producing security.
#	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
^	Variable rate security - The rate shown is the rate in effect as of March 31, 2015.
REIT- Real Estate Investment Trust.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,275,777	$-	$-	$16,275,777
Corporate Bonds	-	5,493,090	-	5,493,090
Municipal Bonds	-	1,454,457	-	1,454,457
U.S. Government Securities	-	1,088,006	-	1,088,006
Exchange-Traded Fund	179,015	-	-	179,015
Short-Term Investment	1,913,055	-	-	1,913,055
Total Investments	$18,367,847	$8,035,553	$-	$26,403,400

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

LK Balanced Fund

Cost of investments	$19,813,755

Gross unrealized appreciation	7,146,939
Gross unrealized depreciation	(557,294)
Net unrealized appreciation	$6,589,645

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                  James R. Arnold, President

Date  May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                   James R. Arnold, President

Date  May 21, 2015

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                   Brian R. Wiedmeyer, Treasurer

Date  May 21, 2015